Form N-1A Cover	Aug. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	NEUBERGER BERMAN EQUITY FUNDS
Entity Central Index Key	0000044402
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Prospectus Date	Dec. 18, 2024
Class R6
Prospectus [Line Items]
Trading Symbol	NREMX
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Class A
Prospectus [Line Items]
Trading Symbol	NEMAX
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Class C
Prospectus [Line Items]
Trading Symbol	NEMCX
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Institutional Class
Prospectus [Line Items]
Trading Symbol	NEMIX
Class R3 (NEMRX) | Class R3
Prospectus [Line Items]
Trading Symbol	NEMRX
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX), Class R3 (NEMRX), Class R6 (NREMX) | Class A
Prospectus [Line Items]
Trading Symbol	NEMAX
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX), Class R3 (NEMRX), Class R6 (NREMX) | Class C
Prospectus [Line Items]
Trading Symbol	NEMCX
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX), Class R3 (NEMRX), Class R6 (NREMX) | Institutional Class
Prospectus [Line Items]
Trading Symbol	NEMIX
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX), Class R3 (NEMRX), Class R6 (NREMX) | Class R6
Prospectus [Line Items]
Trading Symbol	NREMX
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX), Class R3 (NEMRX), Class R6 (NREMX) | Class R3
Prospectus [Line Items]
Trading Symbol	NEMRX